Income Taxes - Reconciliation of Unrecognized Tax Benefit (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Balance, beginning	¥ 65,936	$ 10,105	¥ 76,208
Additions based on tax positions related to current year	138,583	21,238	3,853
Reversal based on tax positions related to prior years	(25,027)	(3,835)	(12,655)
Decrease related to deconsolidation of Live.me			(1,470)
Balance, ending	¥ 179,492	$ 27,508	¥ 65,936